LINE OF CREDIT (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2015 USD ($) Property LineofCredit	Apr. 30, 2014 USD ($)
Credit Facility [Abstract]
Amount available	$ 90,000
First International Bank & Trust [Member]
Credit Facility [Abstract]
Amount available	90,000
Amount outstanding	$ 60,500	$ 22,500
Interest rate (in hundredths)	4.75%
Maturity date	Sep. 01, 2017
Weighted average interest rate (in hundredths)	4.75%
Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit, minimum outstanding principal balance	$ 17,500
Debt instrument, description of variable rate basis	Journal Prime Rate
Debt instrument, basis spread on variable rate (in hundredths)	1.25%
Debt instrument, covenant description	The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool
Number of properties securing line of credit | Property	15
Line of credit facility, collateral cost	$ 136,100
Line of Credit [Member] | First International Bank & Trust [Member]
Line of Credit Facility [Line Items]
Number of securing line of credit | LineofCredit	1
Minimum deposit	$ 6,000
Non-interest bearing account	$ 1,500
Line of Credit [Member] | Interest Rate Cap [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate (in hundredths)	8.65%
Line of Credit [Member] | Interest Rate Floor [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate (in hundredths)	4.75%